SUN CAPITAL ADVISERS TRUST®

Prospectus September 15, 2008

SCSM Ibbotson Moderate Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Growth Fund

SCSM Dreman Small Cap Value Fund

SCSM AIM Small Cap Growth Fund

SCSM AllianceBernstein International Value Fund

SCSM PIMCO Total Return Fund

SCSM BlackRock Inflation Protected Bond Fund

Initial Class Shares

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a member of the Sun Life Financial group of companies, serves as investment adviser to Sun Capital Advisers Trust.

OVERVIEW OF FUNDS

ADVISER	All of the funds are managed by Sun Capital Advisers LLC. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc., a diversified financial services organization.

FUNDS	Shares of the funds are available exclusively for variable annuity and variable life insurance products. Variable annuity and variable life contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

SCSM Ibbotson Moderate Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Growth Fund

SCSM Dreman Small Cap Value Fund

SCSM AIM Small Cap Growth Fund

SCSM AllianceBernstein International Value Fund

SCSM PIMCO Total Return Fund

SCSM BlackRock Inflation Protected Bond Fund

YOU SHOULD KNOW	An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Sun Capital Advisers Trust’s trustees may change a fund’s investment goal without shareholder approval.

This prospectus relates only to the Initial Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Initial Class shares of the funds serve as investment options. The Service Class shares of the funds are offered by means of a separate prospectus.

1

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

Ibbotson Associates, Inc.

INVESTMENT GOALS

Current income and long-term capital growth.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a moderate allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Moderate Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
40%	30% to 50%	60%	50% to 70%

BASIC INFORMATION ABOUT SC IBBOTSON MODERATE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%

SC Dreman Small Cap Value Fund	0% to 30%
MFS Value Portfolio	0% to 30%
International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

2

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund (continued)

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when

3

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund (continued)

property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•

Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•

want higher potential returns than a money market fund or purely fixed income investment and are willing to accept some degree of equity market exposure and risk as well as interest rate and credit risk

•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible return
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

4

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

Ibbotson

Associates, Inc.

INVESTMENT GOALS

Long-term capital growth and current income.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Balanced Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
60%	50% to 70%	40%	30% to 50%

BASIC INFORMATION ABOUT SC IBBOTSON BALANCED FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%

SC Dreman Small Cap Value Fund	0% to 30%
MFS Value Portfolio	0% to 30%
International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

5

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund (continued)

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost

6

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund (continued)

of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•

Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•

want higher potential returns than a money market fund or primarily fixed income investment and are willing to accept a significant degree of equity market exposure and risk as well as interest rate and credit risk

•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible return
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

7

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Ibbotson Associates, Inc.

INVESTMENT GOALS

Long-term capital growth and current income.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Growth Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
80%	70% to 90%	20%	10% to 30%

BASIC INFORMATION ABOUT SC IBBOTSON GROWTH FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%

SC Dreman Small Cap Value Fund	0% to 30%
MFS Value Portfolio	0% to 30%
International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

8

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund (continued)

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•

The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when

9

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund (continued)

property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•

Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•

The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•

During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•

During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•

want higher potential returns than a “balanced” or a primarily fixed income investment and are willing to accept very significant equity market exposure and risk as well as interest rate and credit risk

•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for current income
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

10

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Dreman Small Cap Value Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Dreman Value Management, L.L.C.

INVESTMENT GOAL

Long term capital appreciation.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in common stocks of small capitalization companies that the subadviser believes to have intrinsic value. Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of small capitalization companies. The fund measures capitalization at the time it purchases a security, and currently considers small capitalization companies to be companies with market capitalization similar to those of companies in the Russell 2000® Value Index. As of April 30, 2008, the market capitalization of companies in the Russell 2000® Value Index ranged from $10 million to $7.4 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.

How Investments Are Selected

Dreman Value Management, L.L.C., the fund’s subadviser, seeks to find overlooked companies with low P/E ratios and solid financial strength. When selecting securities to buy or sell for the fund, the portfolio managers use an investment process that uses multi-factor quantitative models to rank stocks on a daily basis. While this process may change over time or vary in particular circumstances, in general the selection process currently uses the following:

•	A stock selection process that begins with the use of a number of quantitative screens to identify the lowest quintile of stocks based on P/E ratios.
•	A refining process which applies several value screens, including low price to book, low price to cash flow, and high dividend values.
•	A fundamental “bottom up” research approach to identify stocks that have shown above average earnings per share growth and dividend yield.
•

A final approval stage where stocks that have passed through the screening and analysis processes are recommended by the analyst or portfolio manager to the subadviser’s investment committee for approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.
•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news.
•	The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	are seeking to participate in the long-term capital appreciation potential of small cap companies
•	are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
•	are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

11

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Dreman Small Cap Value Fund (continued)

The fund may not be appropriate for investors who:

•	are interested in earning current income
•	are investing for the short term
•	are uncomfortable with the risks of the stock market

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

12

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AIM Small Cap Growth Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

Invesco Aim Advisors, Inc.

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of May 30, 2008, the largest market capitalization resulting from this formula was $8.65 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in securities of small capitalization companies.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

•	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
•	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
•	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news.
•	The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.

13

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AIM Small Cap Growth Fund (continued)

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	are seeking to participate in the long-term capital appreciation potential of small cap companies
•	are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
•	are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

The fund may not be appropriate for investors who:

•	are interested in earning current income
•	are investing for the short term
•	are uncomfortable with the risks of the stock market

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

14

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AllianceBernstein International Value Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

AllianceBernstein L.P.

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, IPOs, private placements and offers for sale, convertible securities, REITs, ETFs, income trusts, stapled securities, warrants, rights, and local access products. For illustrative purposes, local access products include, without limitation, equity linked certificates, participation notes, and low exercise price call warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. Risk models built by the subadviser’s quantitative analysts are used to seek to construct a portfolio with an effective balance of risk and return.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when relative return trends are favorable.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.
•	Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

15

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AllianceBernstein International Value Fund (continued)

•	The market undervalues securities held by the fund for longer than expected.
•	Value stocks fall out of favor with the stock markets relative to growth stocks.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements or adverse, short-term market reactions to recent events or trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	are seeking to participate in the long-term growth potential of a diversified portfolio of international stocks
•	are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in domestic equity or fixed income securities
•	are willing to accept the risks of international stock markets and foreign currencies

The fund may not be appropriate for investors who:

•	are uncomfortable with the risks of international stock markets and foreign currencies
•	seek stability of principal
•	are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

16

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM PIMCO Total Return Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

Pacific Investment Management Company, LLC

INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the Lehman Brothers U.S. Aggregate Index, which as of March 31, 2008 was 4.38 years.

The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities.

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.
•	Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.
•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.
•	Conducting company specific credit research.
•	Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk (and may be greater for securities with longer maturities).
•	The issuer or guarantor of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as credit risk (the risk of default is higher for high yield bonds).
•	Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

17

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM PIMCO Total Return Fund (continued)

•	The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
•	Prices of the securities in the fund’s portfolio fall as a result of general market movements or unfavorable company news.
•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio.
•	Derivative securities in the fund’s portfolio, which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset.
•	The residential mortgage market in the United States experiences difficulties that adversely affect the performance and market value of certain of the fund’s mortgage-related investments.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
•	The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
•	The fund’s use of leverage increases volatility and/or results in losses upon the inopportune liquidation of portfolio positions to satisfy obligations, margin calls, or segregation requirements.
•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
•	The subadviser’s judgments about the relative value of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	want higher potential returns than a money market fund or short duration fund and are willing to accept more interest rate and credit risk
•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible income
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

18

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM BlackRock Inflation Protected Bond Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

BlackRock Financial Management, Inc.

INVESTMENT GOAL

Maximum real return, consistent with preservation of real capital and prudent investment management.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Lehman Brothers Global Real: U.S. Tips Index. The fund may invest up to 20% of it assets collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

How Investments Are Selected

The fund’s subadviser, BlackRock, purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

19

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM BlackRock Inflation Protected Bond Fund (continued)

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Nominal interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
•	The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
•	The issuer of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as a credit risk (the risk of default is higher for high yield bonds).
•	The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as a call or prepayment risk.
•	The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers. These risks are accentuated for issuers in emerging market countries.
•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

Non-diversification Risks

•	The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund’s losses from adverse events affecting a particular issuer or industry.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	want inflation-adjusted returns and are willing to accept more interest rate and credit risk
•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible income
•	want absolute stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

20

EXPENSE SUMMARY

The table below describes the fees and expenses you may pay if you remain invested in the Initial Class shares of a fund. The Initial Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the funds’ annual operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the funds are offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable annuity or variable life contract for more details on the separate account fees.

Annual fund operating expenses paid from the assets of the fund—Initial Class shares

As a percentage of average daily net assets

	Ibbotson Moderate Fund	Ibbotson Balanced Fund	Ibbotson Growth Fund
Management Fee	0.125%	0.125%	0.125%
Other Expenses[1]	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.77%	0.84%	0.90%
Total Operating Expenses[2]	1.045%	1.115%	1.175%
Fee Waiver and Expense Limitation[3]	(0.075)%	(0.075)%	(0.075)%
Net Expenses[2,3]	0.97%	1.04%	1.10%

	Dreman Small Cap Value Fund	AIM Small Cap Growth Fund	AllianceBernstein International Value Fund
Management Fee	0.90%	0.95%	0.63%
Other Expenses[1]	0.25%	0.25%	0.25%
Total Operating Expenses[2]	1.15%	1.20%	0.88%
Fee Waiver and Expense Limitation[3]	(0.00)%	(0.05)%	(0.13)%
Net Expenses[2,3]	1.15%	1.15%	0.75%

Annual fund operating expenses paid from the assets of the fund—Initial Class shares

As a percentage of average daily net assets

	PIMCO Total Return Fund	BlackRock Inflation Protected Bond Fund
Unified Management Fee[4]	0.65%	0.65%
Other Expenses[1]	0.01%	0.01%
Total Operating Expenses[2]	0.66%	0.66%
Fee Waiver and Expense Limitation[3]	(0.01)%	(0.01)%
Net Expenses[2,3]	0.65%	0.65%

[1]	“Other Expenses” are estimated because the fund or class of shares has not been in operation for a full year.
[2]

Total Operating Expenses and Net Expenses shown may differ from the fund’s expense ratios appearing in the financial highlights table. The financial highlights table includes the operating expenses of a fund but does not include any indirect fees or expenses incurred by a fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the Expense Summary above. With respect to each fund other than Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund, the “Acquired Fund Fees and Expenses” amounted to less than or equal to 0.01% and are included in “Other Expenses.” Acquired Fund Fees and Expenses for all funds are based on estimates for the current year.

[3]

The Net Expenses in the table above reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has agreed not to impose all or a portion of its management fee or unified management fee and, if necessary, to limit other operating expenses except Acquired Fund Fees and

21

EXPENSE SUMMARY

Expenses. The adviser has agreed to limit total operating expenses of Initial Class shares to the amounts shown as “Net Expenses” in the table, less the amount of Acquired Fund Fees and Expenses, which means total operating expenses are limited to 0.2%, 0.2%, and 0.2% for Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund, respectively. The adviser has contractually agreed to maintain the expense limits until at least April 30, 2011. In the case of AllianceBernstein International Value Fund, PIMCO Total Return Fund and BlackRock Inflation Protected Bond Fund, the adviser has contractually agreed to maintain the expense limits until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. For additional information regarding the expense limitations, please refer to the prospectus section captioned “About the Adviser.” To the extent that the total expense ratio for a fund’s Initial Class shares falls below the expense limitation stated above in future years, the adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years.

[4]

This fund pays the adviser a single, unified management fee for its advisory services, administrative services and all other services necessary for the ordinary operations of the fund. Out of that fee, the adviser pays for all of the expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing and ordinary legal services to the fund. The unified management fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses.

22

EXPENSE SUMMARY

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the funds with the cost of investing in other mutual funds. The Initial Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the funds’ annual estimated operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the funds are offered. If those separate account fees were reflected, the costs shown below would be higher.

The Example assumes that you invest $10,000 in a fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and reinvestment of all dividends and distributions.

With respect to the following funds, the estimated costs in Years 1 and 2 are calculated based on each fund’s “Net Expenses” as shown in the table above, including Acquired Fund Fees and Expenses, taking into account each fund’s contractual expense limitation. For Year 3, each fund’s operating expenses are calculated based on its “Total Operating Expenses” as shown in the table above, including Acquired Fund Fees and Expenses, but without regard to any fee waiver or expense limitation. Therefore, the annual estimated costs used in Year 3 are equal to or higher than the costs reflected in Year 1. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
SC Ibbotson Moderate Fund	$99	$317
SC Ibbotson Balanced Fund	$106	$339
SC Ibbotson Growth Fund	$112	$358
SC Dreman Small Cap Value Fund	$117	$365
SC AIM Small Cap Growth Fund	$117	$371
SC AllianceBernstein International Value Fund	$77	$254
SC PIMCO Total Return Fund	$66	$209
SC BlackRock Inflation Protected Bond Fund	$66	$209

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MORE ABOUT THE FUNDS’ INVESTMENTS

The following section provides additional information about the types of securities in which a fund may invest to a significant degree. This chart indicates the additional information applicable to each fund.

	Equity securities	Market capitalization range	American Depositary Receipts	Multinational and foreign companies	Fixed income instruments	Credit quality	U.S. government securities	Mortgage- related securities
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x

SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x

SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x

SC Dreman Small Cap Value Fund	x	x	x	x		x	x	x

SC AIM Small Cap Growth Fund	x	x	x	x	x	x	x

SC AllianceBernstein International Value Fund	x	x	x	x	x	x	x

SC PIMCO Total Return Fund	x		x	x	x	x	x	x

SC BlackRock Inflation Protected Bond Fund			x	x	x	x	x	x

	Emerging markets	Yankees	High yield securities (junk bonds)	Derivative contracts	Real estate companies	Portfolio turnover	Borrowing	Defensive investing
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x

SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x

SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x

SC Dreman Small Cap Value Fund			x	x		x	x	x

SC AIM Small Cap Growth Fund				x	x			x

SC AllianceBernstein International Value Fund	x	x		x	x	x	x	x

SC PIMCO Total Return Fund	x	x	x	x		x	x	x

SC BlackRock Inflation Protected Bond Fund	x	x	x	x		x	x	x

*	This fund invests in underlying funds which may in turn invest to a significant degree in the types of securities indicated.

Equity securities     Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range    A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

American Depositary Receipts    American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security

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or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Multinational and foreign companies    Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, the fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. AllianceBernstein International Value Fund may invest without limit in foreign currency denominated securities.

Fixed income instruments    Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally equal the nominal interest rate less the current rate of inflation.

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund’s gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

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Credit quality    Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated the highest rating received. A fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities    U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed. For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities    Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-related securities are especially sensitive to prepayment and extension risk.

Emerging Markets    Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Yankees    Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the U.S. Securities and Exchange Commission for sale in the U.S.

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High yield securities (junk bonds)    Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts    Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures, or swaps involving currencies, interest rates or credit events. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a

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fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Real estate companies    A fund may invest in a variety of types of real estate companies in addition to equity REITs, including mortgage REITs and other U.S. and foreign real estate companies. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

In selecting investments in real estate companies, a fund’s adviser or subadviser looks for significant potential appreciation relative to risk and other securities, while also analyzing the level of dividend payments. An adviser or subadviser generally uses the same strategy to select other real estate companies for a fund as it uses to select REITs. Many of the risks of REIT investing also apply to investing in other real estate companies.

However, REITs are subject to the following additional risks:

•	A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
•	A REIT may fail to qualify for the federal tax exemption for distributed income.
•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
•	Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund’s portfolio in addition to the advisory fees and other expenses of the fund.

Portfolio turnover    Although a fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund.

Borrowing    A fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Defensive investing    A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

PORTFOLIO HOLDINGS

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

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THE INVESTMENT ADVISER AND SUBADVISERS

Sun Capital Advisers LLC is the funds' investment adviser.

About the Adviser.    Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

At December 31, 2007, the adviser had total assets under management of approximately $45.2 billion. The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997. Sun Life Financial is a diversified financial services organization. The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.

With respect to the following six funds, the adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. For each of these funds, the adviser employs an unaffiliated subadviser and pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees for Initial Class Shares

Fund	Daily Net Assets	Advisory Fee

SC Ibbotson Moderate Fund	All	0.125%

SC Ibbotson Balanced Fund	All	0.125%

SC Ibbotson Growth Fund	All	0.125%

SC Dreman Small Cap Value Fund	$0-$250 million Over $250 million	0.90 0.85	% %

SC AIM Small Cap Growth Fund	$0-$250 million Over $250 million	0.95 0.90	% %

SC AllianceBernstein International Value Fund	All	0.63%

The adviser has contractually agreed to limit its management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011. In the case of AllianceBernstein International Value Fund, the adviser has contractually agreed to limit its management fee and to reimburse the fund’s management expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. Total operating expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. The expense limits apply only to a fund’s total operating expenses and do not apply to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

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Total Operating Expense Limit for Initial Class Shares

Fund	Total Operating Expense Limit

SC Ibbotson Moderate Fund	0.20%

SC Ibbotson Balanced Fund	0.20%

SC Ibbotson Growth Fund	0.20%

SC Dreman Small Cap Value Fund	1.15%

SC AIM Small Cap Growth Fund	1.15%

SC AllianceBernstein International Value Fund	0.75%

With respect to the following two funds, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares. For its services, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust. The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses. The adviser employs an unaffiliated subadviser for each fund. The adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Unified Management Fees for Initial Class Shares

Fund	Daily Net Assets	Unified Management Fee

SC PIMCO Total Return Fund	All	0.65%

SC BlackRock Inflation Protected Bond Fund	All	0.65%

The adviser has contractually agreed to limit its unified management fee and to reimburse each of the two fund’s nonmanagement expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. Total operating expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. To the extent that any fund’s total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

Total Operating Expense Limit for Initial Class Shares

Fund	Total Operating Expense Limit

SC PIMCO Total Return Fund	0.65%

SC BlackRock Inflation Protected Bond Fund	0.65%

Sun Capital Advisers Trust (the “Trust”) and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

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THE INVESTMENT ADVISER AND SUBADVISERS

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement will be available in the fund’s annual report to shareholders for the period ended December 31, 2008.

About the Subadvisers.

Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601, serves as subadviser to the Trust’s SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2007, Ibbotson had assets under management of approximately $53.6 billion.

About Dreman Value Management, L.L.C.

Dreman Value Management, LLC (“Dreman”), 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as subadviser to the Trust’s SC Dreman Small Cap Value Fund. Dreman was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in Dreman, which is 100% employee-owned. Dreman provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. Dreman also provides investment subadvisory services to ten other mutual funds. As of December 31, 2007, Dreman had assets under management of approximately $18.8 billion.

About Invesco Aim Advisors, Inc.

Invesco Aim Advisors, Inc. (“Invesco Aim”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as subadviser to the Trust’s SC AIM Small Cap Growth Fund. Invesco Aim has served as an investment advisor since its organization in 1976, and, together with its subsidiaries, advises or manages over 225 investment portfolios, including the AIM Small Cap Growth Fund, encompassing a broad range of investment objectives. As of December 31, 2007, Invesco Aim has assets under management of approximately $166 billion.

About AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to the Trust’s SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser supervising client accounts with assets, as of December 31, 2007, totaling approximately $800 billion (of which approximately $103 billion represented assets of investment companies).

About Pacific Investment Management Company LLC

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to the Trust’s SC PIMCO Total Return Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746.2 billion in assets under management.

About BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to the Trust’s SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.357 trillion of assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. and Merrill Lynch & Co. Inc. BlackRock has been an investment adviser since 1994.

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THE INVESTMENT ADVISER AND SUBADVISERS

About the Portfolio Managers.    The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund (Jointly managed)	Peng Chen, Ph.D	2008	President and CIO, Ibbotson, since 1997.
	Scott Wentsel	2008	Vice President and Senior Portfolio Manager, Ibbotson, since 2005. Executive director at Morgan Stanley (2000-2005).

	John Thompson	2008	Portfolio Manager and Director of Global Investment Services, Ibbotson, since 2000.

	Cindy Galiano	2008	Portfolio Manager, Ibbotson, since 2006. Vice President and analyst with Northern Trust Corporation (2000-2006).

SC Dreman Small Cap Value Fund (Jointly managed)	David N. Dreman	2008	Chairman and CIO, Dreman, since 1977.
	Mark Roach	2008	Managing Director, Dreman, since 2006. Portfolio Manager at Vaughn Nelson Investment Management (2002-2006).
	E. Clifton Hoover, Jr.	2008	Managing Director and co-CIO, Dreman, since 2006. Managing Director and Portfolio Manager at NFJ Investment Group (1997-2006).

SC AIM Small Cap Growth Fund (Jointly managed)	Juliet S. Ellis (lead manager)	2008	Senior Portfolio Manager, Invesco Aim, since 2004. Managing Director at JPMorgan Fleming Asset Management (2000-2004).
	Juan R. Hartsfield	2008	Portfolio Manager, Invesco Aim, since 2004. Co-Portfolio Manager at JPMorgan Fleming Asset Management (2000-2004).
	Clay Manley	2008	Portfolio Manager, Invesco Aim, since 2008. Equity Analyst at Invesco Aim (2002-2008).

SC AllianceBernstein International Value Fund (Jointly managed)	Sharon E. Fay	2008	Executive Vice President and CIO of Global Value Equities (since 2003), CIO of UK and European Value Equities (since 2000), and Chair of Global Value Investment Policy Group (since 2003) at AllianceBernstein.
	Kevin F. Simms	2008	Senior Vice President (since 2000), co-CIO of International Value Equities (since 2003), and Director of Research for International Value and Global Value Equities (since 2000) at AllianceBernstein.
	Henry S. D’Auria	2008	Senior Vice President (since 2000), CIO of Emerging Markets Value Equities (since 2002), and co-CIO of International Value Equities (since 2003) at AllianceBernstein.

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THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC PIMCO Total Return Fund (Managed using a team based approach. Mr. Dialynas has primary responsibility for the day to day management of the fund)	William H. Gross	2008	Managing Director, co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.
	Chris P. Dialynas	2008	Managing Director, Portfolio Manager, and a senior member of PIMCO’s investment strategy group. Joined PIMCO in 1980.

SC BlackRock Inflation Protected Bond Fund (Jointly managed)	Stuart Spodek	2008	Managing Director, BlackRock, since 2002. Co-head of US Fixed Income within Fixed Income Portfolio Management Group (since 2007), Portfolio Manager (since 1995), and Analyst (since 1993) at BlackRock Advisors, LLC.
	Brian Weinstein	2008	Managing Director, BlackRock, since 2007. Co-Portfolio Manager, BlackRock, since 2005. Member of Portfolio Management Group at BlackRock Advisors, LLC (since 2002). Member of Portfolio Analytics Group at BlackRock Advisors, LLC (2000-2002).

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

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PURCHASE AND REDEMPTION AND OTHER INFORMATION

Initial Class shares of each fund are offered exclusively to insurance company separate accounts.

Buying and Redeeming Initial Class Shares.    Each fund sells its Initial Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance products. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Insurance company separate accounts that accept orders from contract owners to purchase and redeem Initial Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by federal securities laws.

Excessive and Short-term Trading.    The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. Each fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, the funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

34

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Small cap and high yield securities (junk bonds) may not trade every day or may not trade frequently through a trading day. To the extent that Dreman Small Cap Value Fund and AIM Small Cap Growth Fund invest primarily in small cap securities, these funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Automatic Transactions.    Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Initial Class shares of each fund are offered at net asset value. The separate account does not pay a sales charge to buy Initial Class shares of a fund.

Valuation of Shares.    Each fund offers its shares at the NAV per Initial Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures adopted by the board of trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund. A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The funds distribute capital gains and income.

Dividends and Distributions.    Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. PIMCO Total Return Fund and BlackRock Inflation Protected Bond Fund declare dividends from net investment income daily and pay dividends monthly. All other funds declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes.    Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

35

PURCHASE AND REDEMPTION AND OTHER INFORMATION

In addition to the above, each fund also intends to comply with certain diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Fund Details

Investments by Variable Product Separate Accounts in Shares of the Funds.    Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not make investments in all the funds described in this prospectus.

The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

36

FINANCIAL HIGHLIGHTS

Financial highlights are not available for the funds because they had not yet commenced operations as of December 31, 2007.

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RELATED COMPOSITE PERFORMANCE

Appendix A

Prior Performance Information for Similar Accounts

Managed by Dreman, Invesco Aim, AllianceBernstein, PIMCO, and BlackRock

DREMAN VALUE MANAGEMENT, L.L.C. COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 15 accounts managed by Dreman Value Management, L.L.C. (“Dreman”), which serves as the subadviser to SC Dreman Small Cap Value Fund. Dreman’s Institutional Small Cap Value Composite consists of all fee paying accounts under discretionary management by Dreman in Dreman’s Institutional Small Cap Value investment strategy that have investment objectives, policies and strategies substantially similar to those of SC Dreman Small Cap Value Fund. The performance has been adjusted to reflect the anticipated operating costs of SC Dreman Small Cap Value Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Dreman in managing all Institutional Small Cap Value portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC Dreman Small Cap Value Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Dreman Institutional Small Cap Value Composite is not that of SC Dreman Small Cap Value Fund, is not a substitute for SC Dreman Small Cap Value Fund’s performance and is not necessarily indicative of any fund’s future results. SC Dreman Small Cap Value Fund is new and has no historical performance data. SC Dreman Small Cap Value Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC Dreman Small Cap Value Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC Dreman Small Cap Value Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

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DREMAN INSTITUTIONAL SMALL CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Returns for the Period Ended December 31, 2007:

Dreman Institutional Small Cap Value Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception
Composite Net of all Initial Class operating expenses	(0.89)%	12.26%	22.18%	12.98%	15.91%
Composite Gross of all operating expenses	0.25%	13.52%	23.51%	14.25%	17.21%
Russell 2000 Value Index	(9.78)%	5.27%	15.80%	9.09%	13.23%
Morningstar Insurance Fund Small Cap Value Category	(5.34)%	5.86%	15.11%	9.35%	12.27%

Year by Year Total Returns For the Periods Ended December 31:

Dreman Institutional Small Cap Value Composite*	1996	1997	1998	1999	2000	2001
Composite Net of all Initial Class operating expenses	34.07%	20.02%	(6.16)%	1.91%	38.71%	7.39%
Composite Gross of all operating expenses	35.50%	21.35%	(5.05)%	3.08%	40.18%	8.61%
Russell 2000 Value Index	21.37%	31.78%	(6.45)%	(1.49)%	22.83%	14.02%
Morningstar Insurance Fund Small Cap Value Category	22.34%	25.79%	(4.43)%	7.04%	17.20%	13.79%

Dreman Institutional Small Cap Value Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Initial Class operating expenses	(12.61)%	47.10%	30.80%	9.16%	30.78%	(0.89)%
Composite Gross of all operating expenses	(11.57)%	48.64%	32.21%	10.39%	32.19%	0.25%
Russell 2000 Value Index	(11.43)%	46.03%	22.25%	4.71%	23.48%	(9.78)%
Morningstar Insurance Fund Small Cap Value Category	(11.65)%	40.38%	21.35%	6.99%	17.14%	(5.34)%

*	This is not the performance of SC Dreman Small Cap Value Fund. As of December 31, 2007, the Dreman Institutional Small Cap Value Composite was composed of 15 accounts, totaling approximately $513.2 million. The inception date of the composite is June 1, 1991.

Description of Indices

The Russell 2000 Value Index tracks the performance of the small cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small cap opportunity set and that the represented companies continue to reflect value characteristics.

The Morningstar Insurance Fund Small Cap Value Category measures the performance of small-value portfolios which invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

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INVESCO AIM ADVISORS, INC. COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 5 accounts managed by Invesco Aim Advisors, Inc. (“Invesco Aim”), which serves as the subadviser to SC AIM Small Cap Growth Fund. Invesco Aim’s Small Cap Growth Composite consists of all fee paying accounts under discretionary management by Invesco Aim in Invesco Aim’s Small Cap Growth investment strategy that have investment objectives, policies and strategies substantially similar to those of SC AIM Small Cap Growth Fund. The performance has been adjusted to reflect the anticipated operating costs of SC AIM Small Cap Growth Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Invesco Aim in managing all 5 portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC AIM Small Cap Growth Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Invesco Aim Small Cap Growth Composite is not that of SC AIM Small Cap Growth Fund, is not a substitute for SC AIM Small Cap Growth Fund’s performance and is not necessarily indicative of any fund’s future results. SC AIM Small Cap Growth Fund is new and has no historical performance data. SC AIM Small Cap Growth Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC AIM Small Cap Growth Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC AIM Small Cap Growth Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

INVESCO AIM SMALL CAP GROWTH COMPOSITE PERFORMANCE

Average Annual Total Returns for the Period Ended December 31, 2007:

Invesco Aim Small Cap Growth Composite*	1 Year	3 Years	Since Inception
Composite Net of all Initial Class operating expenses	11.21%	11.42%	14.80%
Composite Gross of all operating expenses	12.50%	12.71%	16.13%
Russell 2000 Growth Index	7.04%	8.11%	12.21%
Morningstar Small Growth Category Average	7.59%	7.94%	11.90%

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Year by Year Total Returns For the Periods Ended December 31:

Invesco Aim Small Cap Growth Composite*	2004**	2005	2006	2007
Composite Net of all Initial Class operating expenses	13.21%	8.71%	14.42%	11.21%
Composite Gross of all operating expenses	13.53%	9.97%	15.74%	12.50%
Russell 2000 Growth Index	15.08%	4.15%	13.35%	7.04%
Morningstar Small Growth Category Average	14.00%	6.29%	10.79%	7.59%

*	This is not the performance of the SC AIM Small Cap Growth Fund. As of December 31, 2007, the Invesco Aim Small Cap Growth Composite was composed of 5 accounts, totaling approximately $3,178 million. The inception date of the composite is September 30, 2004.
**	For the period from September 30, 2004 to December 31, 2004.

Description of Indices

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is a trademark / service mark of the Frank Russell Company. “Russell” is a trademark of the Frank Russell Company.

The Morningstar Small Growth Category Average represents an average of all of the funds in the Morningstar Small Growth category. These funds focus on faster-growing companies whose shares are at the lower end of the market-capitalization range.

ALLIANCEBERNSTEIN L.P. COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 13 accounts managed by AllianceBernstein L.P. (“AllianceBernstein”), which serves as the subadviser to SC AllianceBernstein International Value Fund. AllianceBernstein’s International Diversified Value Composite consists of all fee paying accounts under discretionary management by AllianceBernstein in AllianceBernstein’s International Diversified Value investment strategy that have investment objectives, policies and strategies substantially similar to those of SC AllianceBernstein International Value Fund. The performance has been adjusted to reflect the anticipated operating costs of SC AllianceBernstein International Value Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of AllianceBernstein in managing all International Diversified Value portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC AllianceBernstein International Value Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the AllianceBernstein International Diversified Value Composite is not that of SC AllianceBernstein International Value Fund, is not a substitute for SC AllianceBernstein International Value Fund’s performance and is not necessarily indicative of any fund’s future results. SC AllianceBernstein International Value Fund is new and has no historical performance data. SC AllianceBernstein International Value Fund’s actual performance may differ

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RELATED COMPOSITE PERFORMANCE

significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC AllianceBernstein International Value Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC AllianceBernstein International Value Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

ALLIANCEBERNSTEIN INTERNATIONAL DIVERSIFIED VALUE COMPOSITE PERFORMANCE

Average Annual Total Returns for the Period Ended December 31, 2007:

AllianceBernstein International Diversified Value Composite*	1 Year	3 Years	5 Years	Since Inception
Composite Net of all Initial Class operating expenses	6.53%	17.59%	23.01%	11.61%
Composite Gross of all operating expenses	7.28%	18.34%	23.76%	12.36%
MSCI EAFE	11.17%	16.83%	21.59%	7.66%
Lipper VA International Value Funds	9.58%	15.78%	21.16%	8.85%

Year by Year Total Returns For the Periods Ended December 31:

AllianceBernstein International Diversified Value Composite*	2000**	2001
Composite Net of all Initial Class operating expenses	2.78%	(16.08)%
Composite Gross of all operating expenses	2.97%	(15.33)%
MSCI EAFE	(2.68)%	(21.44)%
Lipper VA International Value Funds	1.71%	(17.04)%

AllianceBernstein International Diversified Value Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Initial Class operating expenses	(8.79)%	39.48%	24.17%	17.41%	29.99%	6.53%
Composite Gross of all operating expenses	(8.04)%	40.23%	24.92%	18.16%	30.74%	7.28%
MSCI EAFE	(15.94)%	38.59%	20.25%	13.54%	26.34%	11.17%
Lipper VA International Value Funds	(14.92)%	37.75%	20.58%	12.67%	26.60%	9.58%

*	This is not the performance of SC AllianceBernstein International Value Fund. As of December 31, 2007, the AllianceBernstein International Diversified Value Composite was composed of 13 accounts, totaling approximately $6,026.9 million. The inception date of the composite is September 30, 2000.
**	For the period from September 30, 2000 to December 31, 2000.

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Description of Indices

The MSCI EAFE (Europe, Australia, Far East) tracks the performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

The Lipper VA International Value Funds category measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the United States. Value funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 225 accounts managed by Pacific Investment Management Company, LLC (“PIMCO”), which serves as the subadviser to SC PIMCO Total Return Fund. PIMCO’s Core Plus-Total Return Full Authority Composite consists of all fee paying accounts under discretionary management by PIMCO in PIMCO’s Total Return Full Authority investment strategy that have investment objectives, policies and strategies substantially similar to those of SC PIMCO Total Return Fund. The performance has been adjusted to reflect the anticipated operating costs of SC PIMCO Total Return Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of PIMCO in managing all Total Return Full Authority portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC PIMCO Total Return Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the PIMCO Core Plus-Total Return Full Authority Composite is not that of SC PIMCO Total Return Fund, is not a substitute for SC PIMCO Total Return Fund’s performance and is not necessarily indicative of any fund’s future results. SC PIMCO Total Return Fund is new and has no historical performance data. SC PIMCO Total Return Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC PIMCO Total Return Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC PIMCO Total Return Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

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PIMCO CORE PLUS-TOTAL RETURN FULL AUTHORITY COMPOSITE PERFORMANCE

Average Annual Total Returns for the Period Ended December 31, 2007:

PIMCO Core Plus-Total Return Full Authority Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception
Composite Net of all Initial Class operating expenses	8.64%	5.05%	5.15%	6.41%	7.78%
Composite Gross of all operating expenses	9.34%	5.72%	5.82%	7.09%	8.48%
Lehman Brothers U.S. Aggregate Index	6.97%	4.56%	4.42%	5.97%	7.15%
Lipper Intermediate Investment Grade Debt Average	4.75%	3.50%	3.90%	5.20%	6.76%

Year by Year Total Returns For the Periods Ended December 31:

PIMCO Core Plus-Total Return Full Authority Composite*	1996	1997	1998	1999	2000	2001
Composite Net of all Initial Class operating expenses	5.00%	10.05%	9.38%	(0.70)%	11.64%	9.03%
Composite Gross of all operating expenses	5.68%	10.76%	10.09%	(0.07)%	12.36%	9.73%
Lehman Brothers U.S. Aggregate Index	3.63%	9.65%	8.69%	(0.82)%	11.63%	8.44%
Lipper Intermediate Investment Grade Debt Average	3.38%	9.06%	7.59%	(1.38)%	10.00%	7.74%

PIMCO Core Plus-Total Return Full Authority Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Initial Class operating expenses	9.50%	5.64%	4.98%	2.64%	3.95%	8.64%
Composite Gross of all operating expenses	10.22%	6.30%	5.65%	3.31%	4.60%	9.34%
Lehman Brothers U.S. Aggregate Index	10.26%	4.10%	4.34%	2.43%	4.33%	6.97%
Lipper Intermediate Investment Grade Debt Average	8.36%	4.89%	4.02%	1.84%	4.14%	4.75%

*	This is not the performance of SC PIMCO Total Return Fund. As of December 31, 2007, the PIMCO Core Plus-Total Return Full Authority Composite was composed of 225 accounts, totaling approximately $214,040 million. The inception date of the composite is December 1, 1989.

Description of Indices

The Lehman Brothers U.S. Aggregate Index tracks the performance of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

The Lipper Intermediate Investment Grade Debt Average measures the performance of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

BLACKROCK FINANCIAL MANAGEMENT, INC. COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 8 accounts managed by BlackRock Financial Management, Inc. (“BlackRock”), which serves as the subadviser to SC BlackRock Inflation Protected Bond Fund. BlackRock’s TIPS Composite consists of all fee paying accounts under discretionary management by BlackRock in BlackRock’s TIPS investment strategy that have investment

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RELATED COMPOSITE PERFORMANCE

objectives, policies and strategies substantially similar to those of SC BlackRock Inflation Protected Bond Fund. The performance has been adjusted to reflect the anticipated operating costs of SC BlackRock Inflation Protected Bond Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of BlackRock in managing all TIPS portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC BlackRock Inflation Protected Bond Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the BlackRock TIPS Composite is not that of SC BlackRock Inflation Protected Bond Fund, is not a substitute for SC BlackRock Inflation Protected Bond Fund’s performance and is not necessarily indicative of any fund’s future results. SC BlackRock Inflation Protected Bond Fund is new and has no historical performance data. SC BlackRock Inflation Protected Bond Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC BlackRock Inflation Protected Bond Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC BlackRock Inflation Protected Bond Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

BLACKROCK TIPS COMPOSITE PERFORMANCE

Average Annual Total Returns for the Period Ended December 31, 2007:

BlackRock TIPS Composite*	1 Year	3 Years	5 Years	Since Inception
Composite Net of all Initial Class operating expenses	11.13%	4.56%	5.82%	6.42%
Composite Gross of all operating expenses	11.85%	5.24%	6.51%	7.12%
Lehman Brothers Global Real: U.S. Tips Index	11.64%	4.85%	6.27%	6.86%
Lipper Treasury Inflation-Protected Securities Funds Average	9.92%	3.90%	5.39%	5.97%

A-8

RELATED COMPOSITE PERFORMANCE

Year by Year Total Returns For the Periods Ended December 31:

BlackRock TIPS Composite*	2002**	2003	2004	2005	2006	2007
Composite Net of all Initial Class operating expenses	3.41%	7.44%	8.04%	2.57%	0.29%	11.13%
Composite Gross of all operating expenses	3.47%	8.14%	8.75%	3.24%	0.95%	11.85%
Lehman Brothers Global Real: U.S. Tips Index	3.36%	8.40%	8.46%	2.84%	0.41%	11.64%
Lipper Treasury Inflation-Protected Securities Funds Average	3.35%	7.25%	7.64%	1.98%	0.12%	9.92%

*	This is not the performance of the SC BlackRock Inflation Protected Bond Fund. As of December 31, 2007, the BlackRock TIPS Composite was composed of 8 accounts, totaling approximately $2.9 billion. The inception date of the composite is November 30, 2002.

Unlike the SC BlackRock Inflation Protected Bond Fund, the accounts in the BlackRock TIPS Composite do not invest in securities denominated in foreign currencies. Rather it includes all fully discretionary, total return fixed income accounts that invest in the full spectrum of U.S. inflation-linked bonds. These accounts have at least $25 million in assets and are actively managed to seek to exceed the performance of the Lehman Brothers U.S. Treasury: U.S. TIPS (or similar) Index. The composite excludes US TIPS portfolios that: (i) have gains/loss constraints, (ii) are managed to emphasize income, or (iii) are managed against customized or other benchmarks. New accounts and accounts that have changed their investment mandate to that of the composite are included in the composite upon the completion of the first full three months under management. Closed accounts and accounts that changed their investment mandate are included in the composite through the completion of the last full month under management or the last full month under the old strategy.

**	For the period from November 30, 2002 to December 31, 2002.

Description of Indices

The Lehman Brothers Global Real: U.S. Tips Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees.

The Lipper Treasury Inflation-Protected Securities Funds Average represents the average total return of the funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed-income securities issued in the United States.

A-9

INFORMATION ABOUT THE UNDERLYING FUNDS

Appendix B

Information About the Underlying Funds in which the Fund of Funds Invest

SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, and SC Ibbotson Growth Fund

The following is intended to summarize the primary investment strategies of, and to provide you with certain other information about, the funds in which Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund will invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus and statement of additional information, and are not an offer of the underlying funds’ shares. The underlying funds in which Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund intend to invest may change from time to time at the discretion of Sun Capital Advisers LLC (“Sun Capital”) and Ibbotson Associates, Inc. without prior notice to, or approval of, shareholders. Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. The prospectus and statement of additional information for each underlying fund are available on the Securities and Exchange Commission’s website.

EQUITY FUNDS

Domestic Equity Funds

SC Davis Venture Value Fund (Investment Goal: Growth of capital)

SC Davis Venture Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Davis Selected Advisers, L.P. that invests primarily in the common stock of U.S. companies with market capitalizations of at least $10 billion.

SC Oppenheimer Large Cap Core Fund (Investment Goal: Long term capital growth)

SC Oppenheimer Large Cap Core Fund is a diversified mutual fund advised by Sun Capital, subadvised by OppenheimerFunds, Inc. (“OppenheimerFunds”) and sub-subadvised by OFI Institutional Asset Management, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of large capitalization companies.

SC Oppenheimer Main Street Small Cap Fund (Investment Goal: Capital appreciation)

SC Oppenheimer Main Street Small Cap Fund is a diversified mutual fund advised by Sun Capital and subadvised by OppenheimerFunds that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies having a small market capitalization.

SC WMC Blue Chip Mid Cap Fund (Investment Goal: Long term capital growth)

SC WMC Blue Chip Mid Cap Fund is a diversified mutual fund advised by Sun Capital and subadvised by Wellington Management Company, LLP (“Wellington Management”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with market capitalizations within the range of the Russell MidCap Index or the S&P MidCap 400 Index.

SC WMC Large Cap Growth Fund (Investment Goal: Long term growth of capital)

SC WMC Large Cap Growth Fund is a diversified mutual fund advised by Sun Capital and subadvised by Wellington Management that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large capitalizations (which for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000 Growth Index).

B-1

INFORMATION ABOUT THE UNDERLYING FUNDS

SC Lord Abbett Growth & Income Fund (Investment Goal: Long term total growth of capital and income without excessive fluctuations in market value)

SC Lord Abbett Growth & Income Fund is a diversified mutual fund advised by Sun Capital and subadvised by Lord, Abbett & Co. LLC that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

SC Goldman Sachs Mid Cap Value Fund (Investment Goal: Long term total return on capital)

SC Goldman Sachs Mid Cap Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Goldman Sachs Asset Management, L.P. (“GSAM”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded in the United States.

SC AIM Small Cap Growth Fund (Investment Goal: Long term growth of capital)

SC AIM Small Cap Growth Fund is a diversified mutual fund advised by Sun Capital and subadvised by Invesco Aim Advisors, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase no larger than the largest capitalized company included in the Russell 2000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

SC Dreman Small Cap Value Fund (Investment Goal: Long term capital appreciation)

SC Dreman Small Cap Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Dreman Value Management, L.L.C. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities of small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase similar to the market capitalization of companies listed in the Russell 2000 Value Index.

MFS Value Portfolio (Investment Goal: Capital appreciation)

MFS Value Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in equity securities. The fund normally invests its assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the fund may invest in companies of any size, it generally focuses on companies with large capitalizations.

International Equity Funds

SC AllianceBernstein International Value Fund (Investment Goal: Long term growth of capital)

SC AllianceBernstein International Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by AllianceBernstein L.P. that invests primarily in equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

B-2

INFORMATION ABOUT THE UNDERLYING FUNDS

MFS International Growth Portfolio (Investment Goal: Capital appreciation)

MFS International Growth Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in foreign equity securities, including emerging market equity securities. The fund normally invests a relatively high percentage of assets in a single country, a small number of countries, or a particular geographic region. The fund focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The fund may be invested in companies of any size.

MFS Emerging Markets Equity Portfolio (Investment Goal: Capital appreciation)

MFS Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The fund may be invested in companies of any size.

Specialty Equity Funds

Sun Capital Global Real Estate Fund (Investment Goal: Long term capital growth with a secondary goal of current income and growth of income)

Sun Capital Global Real Estate Fund is a non-diversified mutual fund advised by Sun Capital that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. and foreign real estate investment trusts (“REITs”) and other U.S. and foreign real estate companies.

PIMCO CommodityRealReturn Strategy Fund (Investment Goal: Maximum real return, consistent with prudent investment management)

PIMCO CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

FIXED INCOME FUNDS

Fixed Income Funds

Sun Capital Investment Grade Bond Fund (Investment Goal: High current income consistent with relative stability of principal)

Sun Capital Investment Grade Bond Fund is a diversified mutual fund advised by Sun Capital that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds, including those issued by: U.S. and foreign companies, including companies in emerging market countries; the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities; and foreign governments, including those in emerging market countries.

B-3

INFORMATION ABOUT THE UNDERLYING FUNDS

Sun Capital Money Market Fund (Investment Goal: Maximizing current income, consistent with maintaining liquidity and preserving capital)

Sun Capital Money Market Fund is a diversified mutual fund advised by Sun Capital that invests exclusively in high quality U.S. dollar-denominated money market securities.

SC Goldman Sachs Short Duration Fund (Investment Goal: High level of current income with a secondary goal of capital appreciation)

SC Goldman Sachs Short Duration Fund is a diversified mutual fund advised by Sun Capital and subadvised by GSAM that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of equivalent credit quality).

SC PIMCO High Yield Fund (Investment Goal: Maximum total return, consistent with capital preservation)

SC PIMCO High Yield Fund is a diversified mutual fund advised by Sun Capital and subadvised by Pacific Investment Management Company, LLC (“PIMCO”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s Investor Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

SC PIMCO Total Return Fund (Investment Goal: Maximum total return, consistent with capital preservation)

SC PIMCO Total Return Fund is a diversified mutual fund advised by Sun Capital and subadvised by PIMCO that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

SC BlackRock Inflation Protected Bond Fund (Investment Goal: Maximum real return, consistent with preservation of real capital and prudent investment management)

SC BlackRock Inflation Protected Bond Fund is a non-diversified mutual fund advised by Sun Capital and subadvised by BlackRock Financial Management, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

B-4

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds’ investments is available in the Trust’s annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at www.suncapitaladvisers.com.

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser	Administrator, Custodian

Sun Capital Advisers LLC	State Street Bank & Trust Company

Principal Underwriter	Legal Counsel

Clarendon Insurance Agency, Inc.	Wilmer Cutler Pickering Hale and Dorr LLP

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission

Public Reference Section

Washington, D.C. 20549-0102

e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090

Free from the EDGAR Database on the SEC’s

Internet website: http://www.sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879

SUN CAPITAL ADVISERS TRUST®

Prospectus September 15, 2008

SCSM Ibbotson Moderate Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Growth Fund

SCSM Dreman Small Cap Value Fund

SCSM AIM Small Cap Growth Fund

SCSM AllianceBernstein International Value Fund

SCSM PIMCO Total Return Fund

SCSM BlackRock Inflation Protected Bond Fund

Service Class Shares

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a member of the Sun Life Financial group of companies, serves as investment adviser to Sun Capital Advisers Trust.

OVERVIEW OF FUNDS

ADVISER	All of the funds are managed by Sun Capital Advisers LLC. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc., a diversified financial services organization.

FUNDS	Shares of the funds are available exclusively for variable annuity and variable life insurance products. Variable annuity and variable life contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

SCSM Ibbotson Moderate Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Growth Fund

SCSM Dreman Small Cap Value Fund

SCSM AIM Small Cap Growth Fund

SCSM AllianceBernstein International Value Fund

SCSM PIMCO Total Return Fund

SCSM BlackRock Inflation Protected Bond Fund

YOU SHOULD KNOW	An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Sun Capital Advisers Trust’s trustees may change a fund’s investment goal without shareholder approval.

This prospectus relates only to the Service Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Service Class shares of the funds serve as investment options. The Initial Class shares of the funds are offered by means of a separate prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Ibbotson Associates, Inc.

INVESTMENT GOALS

Current income and long-term capital growth.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a moderate allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Moderate Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
40%	30% to 50%	60%	50% to 70%

BASIC INFORMATION ABOUT SC IBBOTSON MODERATE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%

SC Dreman Small Cap Value Fund	0% to 30%
MFS VIT II Value Portfolio	0% to 30%
International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund (continued)

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of Funds Structure and Layering of Fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity Fund Investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•	The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Moderate Fund (continued)

of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed Income Fund Investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•	Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
•	The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
•	During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want higher potential returns than a money market fund or purely fixed income investment and are willing to accept some degree of equity market exposure and risk as well as interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for maximum long-term growth or the highest possible return
•	Want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Ibbotson Associates, Inc.

INVESTMENT GOALS

Long-term capital growth and current income.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Balanced Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
60%	50% to 70%	40%	30% to 50%

BASIC INFORMATION ABOUT SC IBBOTSON BALANCED FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%
SC Dreman Small Cap Value Fund	0% to 30%
MFS Value Portfolio	0% to 30%

International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%

Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund (continued)

adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of Funds Structure and Layering of Fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity Fund Investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•	The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Balanced Fund (continued)

changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed Income Fund Investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•	Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
•	The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
•	During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want higher potential returns than a money market fund or primarily fixed income investment and are willing to accept a significant degree of equity market exposure and risk as well as interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for maximum long-term growth or the highest possible return
•	Want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Ibbotson Associates, Inc.

INVESTMENT GOALS

Long-term capital growth and current income.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix B: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Growth Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
80%	70% to 90%	20%	10% to 30%

BASIC INFORMATION ABOUT SC IBBOTSON GROWTH FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SC Davis Venture Value Fund	0% to 30%
SC Oppenheimer Large Cap Core Fund	0% to 30%
SC Oppenheimer Main Street Small Cap Fund	0% to 30%
SC WMC Blue Chip Mid Cap Fund	0% to 30%
SC WMC Large Cap Growth Fund	0% to 30%
SC Lord Abbett Growth & Income Fund	0% to 30%
SC Goldman Sachs Mid Cap Value Fund	0% to 30%
SC AIM Small Cap Growth Fund	0% to 30%

SC Dreman Small Cap Value Fund	0% to 30%
MFS Value Portfolio	0% to 30%
International Equity Funds
SC AllianceBernstein International Value Fund	0% to 30%
MFS International Growth Portfolio	0% to 30%
MFS Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
PIMCO CommodityRealReturn Strategy Fund	0% to 5%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund	0% to 50%
Sun Capital Money Market Fund	0% to 30%
SC Goldman Sachs Short Duration Fund	0% to 50%
SC PIMCO High Yield Fund	0% to 30%
SC PIMCO Total Return Fund	0% to 50%
SC BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund (continued)

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of Funds Structure and Layering of Fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to most of the underlying funds. Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity Fund Investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•	The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.
•

The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Ibbotson Growth Fund (continued)

of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed Income Fund Investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•	Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.
•	The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.
•	During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.
•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want higher potential returns than a “balanced” or a primarily fixed income investment and are willing to accept very significant equity market exposure and risk as well as interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for current income
•	Want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Dreman Small Cap Value Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Dreman Value Management, L.L.C.

INVESTMENT GOAL

Long term capital appreciation.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in common stocks of small capitalization companies that the subadviser believes to have intrinsic value. Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of small capitalization companies. The fund measures capitalization at the time it purchases a security, and currently considers small capitalization companies to be companies with market capitalization similar to those of companies in the Russell 2000® Value Index. As of April 30, 2008, the market capitalization of companies in the Russell 2000® Value Index ranged from $10 million to $7.4 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.

How Investments Are Selected

Dreman Value Management, L.L.C., the fund’s subadviser, seeks to find overlooked companies with low P/E ratios and solid financial strength. When selecting securities to buy or sell for the fund, the portfolio managers use an investment process that uses multi-factor quantitative models to rank stocks on a daily basis. While this process may change over time or vary in particular circumstances, in general the selection process currently uses the following:

•	A stock selection process that begins with the use of a number of quantitative screens to identify the lowest quintile of stocks based on P/E ratios.
•	A refining process which applies several value screens, including low price to book, low price to cash flow, and high dividend values.
•	A fundamental “bottom up” research approach to identify stocks that have shown above average earnings per share growth and dividend yield.
•	A final approval stage where stocks that have passed through the screening and analysis processes are recommended by the analyst or portfolio manager to the subadviser’s investment committee for approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.
•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news.
•	The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term capital appreciation potential of small cap companies
•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM Dreman Small Cap Value Fund (continued)

•	Are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

The fund may not be appropriate for investors who:

•	Are interested in earning current income
•	Are investing for the short term
•	Are uncomfortable with the risks of the stock market

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AIM Small Cap Growth Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Invesco Aim Advisors, Inc.

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of May 30, 2008, the largest market capitalization resulting from this formula was $8.65 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in securities of small capitalization companies.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

•	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
•	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
•	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The subadviser’s portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AIM Small Cap Growth Fund (continued)

•	The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term capital appreciation potential of small cap companies
•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
•	Are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

The fund may not be appropriate for investors who:

•	Are interested in earning current income
•	Are investing for the short term
•	Are uncomfortable with the risks of the stock market

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AllianceBernstein International Value Fund

Adviser

Sun Capital

Advisers LLC

Subadviser

AllianceBernstein L.P.

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, IPOs, private placements and offers for sale, convertible securities, REITs, ETFs, income trusts, stapled securities, warrants, rights, and local access products. For illustrative purposes, local access products include, without limitation, equity linked certificates, participation notes, and low exercise price call warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. Risk models built by the subadviser’s quantitative analysts are used to seek to construct a portfolio with an effective balance of risk and return.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when relative return trends are favorable.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.
•	Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM AllianceBernstein International Value Fund (continued)

•	The market undervalues securities held by the fund for longer than expected.
•	Value stocks fall out of favor with the stock markets relative to growth stocks.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements or adverse, short-term market reactions to recent events or trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term growth potential of a diversified portfolio of international stocks
•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in domestic equity or fixed income securities
•	Are willing to accept the risks of international stock markets and foreign currencies

The fund may not be appropriate for investors who:

•	Are uncomfortable with the risks of international stock markets and foreign currencies
•	Seek stability of principal
•	Are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM PIMCO Total Return Fund

Adviser

Sun Capital Advisers LLC

Subadviser

Pacific Investment Management Company, LLC

INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the Lehman Brothers U.S. Aggregate Index, which as of March 31, 2008 was 4.38 years.

The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities.

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.
•	Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.
•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.
•	Conducting company specific credit research.
•	Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk (and may be greater for securities with longer maturities).
•	The issuer or guarantor of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as credit risk (the risk of default is higher for high yield bonds).
•	Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM PIMCO Total Return Fund (continued)

•	The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
•	The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
•	Prices of the securities in the fund’s portfolio fall as a result of general market movements or unfavorable company news.
•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio.
•	Derivative securities in the fund’s portfolio, which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset.
•	The residential mortgage market in the United States experiences difficulties that adversely affect the performance and market value of certain of the fund’s mortgage-related investments.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
•	The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.
•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
•	The fund’s use of leverage increases volatility and/or results in losses upon the inopportune liquidation of portfolio positions to satisfy obligations, margin calls, or segregation requirements.
•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
•	The subadviser’s judgments about the relative value of securities selected for the fund’s portfolio prove to be wrong.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want higher potential returns than a money market fund or short duration fund and are willing to accept more interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for maximum long-term growth or the highest possible income
•	Want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM BlackRock Inflation Protected Bond Fund

Adviser

Sun Capital Advisers LLC

Subadviser

BlackRock Financial Management, Inc.

INVESTMENT GOAL

Maximum real return, consistent with preservation of real capital and prudent investment management.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Lehman Brothers Global Real: U.S. Tips Index. The fund may invest up to 20% of it assets collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

How Investments Are Selected

The fund’s subadviser, BlackRock, purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

THE FUNDS’ GOALS, STRATEGIES AND RISKS

SCSM BlackRock Inflation Protected Bond Fund (continued)

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Nominal interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk. This risk may be greater for securities with longer maturities.
•	The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
•	The issuer of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as a credit risk (the risk of default is higher for high yield bonds).
•	The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as a call or prepayment risk.
•	The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers. These risks are accentuated for issuers in emerging market countries.
•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

Non-diversification Risks

•	The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund’s losses from adverse events affecting a particular issuer or industry.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want inflation-adjusted returns and are willing to accept more interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for maximum long-term growth or the highest possible income
•	Want absolute stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund had not yet commenced operations as of the date of this prospectus.

Please see RELATED FUND PERFORMANCE for performance information for other accounts managed by the fund’s subadviser with investment objectives and strategies similar to those of the fund.

EXPENSE SUMMARY

The table below describes the fees and expenses you may pay if you remain invested in the Service Class shares of a fund. The Service Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the Service Class shares of the funds are subject to a distribution and service (12b-1) fee. Each fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution and service fees for the sale, distribution and servicing of its shares. Because this fee is paid out of each fund’s Service Class assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The funds’ annual operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the funds are offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable annuity or variable life contract for more details on the separate account fees.

Annual fund operating expenses paid from the assets of the fund—Service Class shares

As a percentage of average daily net assets

	Ibbotson Moderate Fund	Ibbotson Balanced Fund	Ibbotson Growth Fund
Management Fee	0.125%	0.125%	0.125%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses[1]	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.77%	0.84%	0.90%
Total Operating Expenses[2]	1.295%	1.365%	1.425%
Fee Waiver and Expense Limitation[3]	(0.075)%	(0.075)%	(0.075)%
Net Expenses[2,3]	1.22%	1.29%	1.35%

Annual fund operating expenses paid from the assets of the fund—Service Class shares

As a percentage of average daily net assets

	Dreman Small Cap Value Fund	AIM Small Cap Growth Fund	AllianceBernstein International Value Fund
Management Fee	0.90%	0.95%	0.63%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses[1]	0.25%	0.25%	0.25%
Total Operating Expenses[2]	1.40%	1.45%	1.13%
Fee Waiver and Expense Limitation[3]	(0.00)%	(0.05)%	(0.13)%
Net Expenses[2,3]	1.40%	1.40%	1.00%

Annual fund operating expenses paid from the assets of the fund—Service Class shares

As a percentage of average daily net assets

	PIMCO Total Return Fund	BlackRock Inflation Protected Bond Fund
Unified Management Fee[4]	0.65%	0.65%
Distribution (12b-1) Fee	0.25%	0.25%
Other Expenses[1]	0.01%	0.01%
Total Operating Expenses[2]	0.91%	0.91%
Fee Waiver and Expense Limitation[3]	(0.01)%	(0.01)%
Net Expenses[2,3]	0.90%	0.90%

[1]	“Other Expenses” are estimated because the fund or class of shares has not been in operation for a full year.

[2]

Total Operating Expenses and Net Expenses shown may differ from the fund’s expense ratios appearing in the financial highlights table. The financial highlights table includes the operating expenses of a fund but does not include any indirect fees or expenses incurred by a fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the Expense Summary above. With respect to each fund other than Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund, the “Acquired Fund Fees and Expenses” amounted to less than or equal to 0.01% and are included in “Other Expenses.” Acquired Fund Fees and Expenses for all funds are based on estimates for the current year.

[3]

The expenses in the table above reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has agreed not to impose all or a portion of its management fee or unified management fee and, if necessary, to limit other operating expenses except Acquired Fund Fees and Expenses. The adviser has agreed to limit total operating expenses of Service Class shares to the amounts shown as “Net Expenses” in the table, less the amount of Acquired Fund Fees and Expenses, which means total operating expenses are limited to 0.45%, 0.45%, and 0.45% for Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund, respectively. The adviser has contractually agreed to maintain the expense limits until at least April 30, 2011. In the case of AllianceBernstein International Value Fund, PIMCO Total Return Fund and BlackRock Inflation Protected Bond Fund, the adviser has contractually agreed to maintain the expense limits until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. For additional information regarding the expense limitations, please refer to the prospectus section captioned “About the Adviser.” To the extent that the total expense ratio for a fund’s Service Class shares falls below the expense limitation stated above in future years, the adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years.

[4]

This fund pays the adviser a single, unified management fee for its advisory services, administrative services and all other services necessary for the ordinary operations of the fund. Out of that fee, the adviser pays for all of the expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing and ordinary legal services to the fund. The unified management fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses.

EXPENSE SUMMARY

Example

This Example is intended to help you compare the cost of investing in the Service Class shares of the funds with the cost of investing in other mutual funds. The Service Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the Service Class shares of the funds are subject to a Rule 12b-1 fee. The funds’ annual estimated operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the funds are offered. If those separate account fees were reflected, the costs shown below would be higher.

The Example assumes that you invest $10,000 in a fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and reinvestment of all dividends and distributions.

With respect to the following funds, the estimated costs in Years 1 and 2 are calculated based on each fund’s contractual expense limitation, shown as “Net Expenses” in the table above, including Acquired Fund Fees and Expenses, taking into account each fund’s contractual expense limitation. For Year 3, each fund’s operating expenses are calculated based on its “Total Operating Expenses” as shown in the table above, including Acquired Fund Fees and Expenses, but without regard to any fee waiver or expense limitation. Therefore, the annual estimated costs used in Year 3 are equal to or higher than the costs reflected in Year 1. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
SC Ibbotson Moderate Fund	$124	$395
SC Ibbotson Balanced Fund	$131	$417
SC Ibbotson Growth Fund	$137	$436
SC Dreman Small Cap Value Fund	$143	$443
SC AIM Small Cap Growth Fund	$143	$449
SC AllianceBernstein International Value Fund	$102	$333
SC PIMCO Total Return Fund	$92	$288
SC BlackRock Inflation Protected Bond Fund	$92	$288

MORE ABOUT THE FUNDS’ INVESTMENTS

The following section provides additional information about the types of securities in which a fund may invest to a significant degree. This chart indicates the additional information applicable to each fund.

	Equity securities	Market capitalization range	American Depositary Receipts	Multinational and foreign companies	Fixed income instruments	Credit quality	U.S. government securities	Mortgage- related securities
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x
SC Dreman Small Cap Value Fund	x	x	x	x		x	x	x
SC AIM Small Cap Growth Fund	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x	x	x	x	x	x
SC PIMCO Total Return Fund	x		x	x	x	x	x	x
SC BlackRock Inflation Protected Bond Fund			x	x	x	x	x	x

	Emerging markets	Yankees	High yield securities (junk bonds)	Derivative contracts	Real estate companies	Portfolio turnover	Borrowing	Defensive investing
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x
SC Dreman Small Cap Value Fund			x	x		x	x	x
SC AIM Small Cap Growth Fund				x	x			x
SC AllianceBernstein International Value Fund	x	x		x	x	x	x	x
SC PIMCO Total Return Fund	x	x	x	x		x	x	x
SC BlackRock Inflation Protected Bond Fund	x	x	x	x		x	x	x
*	This fund invests in underlying funds which may in turn invest to a significant degree in the types of securities indicated.

Equity securities    Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range    A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

MORE ABOUT THE FUNDS’ INVESTMENTS

American Depositary Receipts    American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Multinational and foreign companies    Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, the fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. AllianceBernstein International Value Fund may invest without limit in foreign currency denominated securities.

Fixed income instruments    Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally equal the nominal interest rate less the current rate of inflation.

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund’s gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash

MORE ABOUT THE FUNDS’ INVESTMENTS

received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Credit quality    Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated the highest rating received. A fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities    U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed. For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities    Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-related securities are especially sensitive to prepayment and extension risk.

Emerging Markets    Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

MORE ABOUT THE FUNDS’ INVESTMENTS

Yankees    Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the U.S. Securities and Exchange Commission for sale in the U.S.

High yield securities (junk bonds)    Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial conditions affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts    Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures, or swaps involving currencies, interest rates or credit events. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

MORE ABOUT THE FUNDS’ INVESTMENTS

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Real estate companies    A fund may invest in a variety of types of real estate companies in addition to equity REITs, including mortgage REITs and other U.S. and foreign real estate companies. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

In selecting investments in real estate companies, a fund’s adviser or subadviser looks for significant potential appreciation relative to risk and other securities, while also analyzing the level of dividend payments. An adviser or subadviser generally uses the same strategy to select other real estate companies for a fund as it uses to select REITs. Many of the risks of REIT investing also apply to investing in other real estate companies.

However, REITs are subject to the following additional risks:

•	A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
•	A REIT may fail to qualify for the federal tax exemption for distributed income.
•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
•	Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund’s portfolio in addition to the advisory fees and other expenses of the fund.

Portfolio turnover    Although a fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund.

Borrowing    A fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

MORE ABOUT THE FUNDS’ INVESTMENTS

Defensive investing    A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

PORTFOLIO HOLDINGS

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

THE INVESTMENT ADVISER AND SUBADVISERS

Sun Capital Advisers LLC is the funds' investment adviser.

About the Adviser.    Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

At December 31, 2007, the adviser had total assets under management of approximately $45.2 billion. The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997. Sun Life Financial is a diversified financial services organization. The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.

The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.

With respect of the following six funds, the adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. For each of these funds, the adviser employs an unaffiliated subadviser and pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees

Fund	Daily Net Assets	Advisory Fee

SC Ibbotson Moderate Fund	All	0.125%

SC Ibbotson Balanced Fund	All	0.125%

SC Ibbotson Growth Fund	All	0.125%

SC Dreman Small Cap Value Fund	$0-$250 million	0.90%
	Over $250 million	0.85%

SC AIM Small Cap Growth Fund	$0-$250 million	0.95%
	Over $250 million	0.90%

SC AllianceBernstein International Value Fund	All	0.63%

The adviser has contractually agreed to limit its management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011. In the case of AllianceBernstein International Value Fund, the adviser has contractually agreed to limit its management fee and to reimburse the fund’s management expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. Total operating expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. The expense limits apply only to a fund’s total operating expenses and do not apply to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

THE INVESTMENT ADVISER AND SUBADVISERS

Total Operating Expense Limit for Service Class shares

Fund	Total Operating Expense Limit

SC Ibbotson Moderate Fund	0.45%

SC Ibbotson Balanced Fund	0.45%

SC Ibbotson Growth Fund	0.45%

SC Dreman Small Cap Value Fund	1.40%

SC AIM Small Cap Growth Fund	1.40%

SC AllianceBernstein International Value Fund	1.00%

With respect to the following two funds, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares. For its services, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust. The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses. The adviser employs an unaffiliated subadviser for each fund. The adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Unified Management Fees

Fund	Daily Net Assets	Advisory Fee

SC PIMCO Total Return Fund	All	0.65%

SC BlackRock Inflation Protected Bond Fund	All	0.65%

The adviser has contractually agreed to limit its management fee and to reimburse each of the two fund’s nonmanagement expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund, as permitted by an order issued by the Securities and Exchange Commission. Total operating expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

Total Operating Expense Limit for Service Class shares

Fund	Total Operating Expense Limit

SC PIMCO Total Return Fund	0.90%

SC BlackRock Inflation Protected Bond Fund	0.90%

Sun Capital Advisers Trust (the “Trust”) and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

THE INVESTMENT ADVISER AND SUBADVISERS

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement will be available in the fund’s annual report to shareholders for the period ended December 31, 2008.

About the Subadvisers.

Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601, serves as subadviser to the Trust’s SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2007, Ibbotson had assets under management of approximately $53.6 billion.

About Dreman Value Management, L.L.C.

Dreman Value Management, LLC (“Dreman”), 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as subadviser to the Trust’s SC Dreman Small Cap Value Fund. Dreman was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in Dreman, which is 100% employee-owned. Dreman provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. Dreman also provides investment subadvisory services to ten other mutual funds. As of December 31, 2007, Dreman had assets under management of approximately $18.8 billion.

About Invesco Aim Advisors, Inc.

Invesco Aim Advisors, Inc. (“Invesco Aim”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as subadviser to the Trust’s SC AIM Small Cap Growth Fund. Invesco Aim has served as an investment advisor since its organization in 1976, and, together with its subsidiaries, advises or manages over 225 investment portfolios, including the AIM Small Cap Growth Fund, encompassing a broad range of investment objectives. As of December 31, 2007, Invesco Aim has assets under management of approximately $166 billion.

About AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to the Trust’s SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser supervising client accounts with assets, as of December 31, 2007, totaling approximately $800 billion (of which approximately $103 billion represented assets of investment companies).

About Pacific Investment Management Company LLC

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to the Trust’s SC PIMCO Total Return Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746.2 billion in assets under management.

About BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to the Trust’s SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.357 trillion of assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. and Merrill Lynch & Co. Inc. BlackRock has been an investment adviser since 1994.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Portfolio Managers.    The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund (Jointly managed)	Peng Chen, Ph.D	2008	President and CIO, Ibbotson, since 1997.
	Scott Wentsel	2008	Vice President and Senior Portfolio Manager, Ibbotson, since 2005. Executive director at Morgan Stanley (2000-2005).
	John Thompson	2008	Portfolio Manager and Director of Global Investment Services, Ibbotson, since 2000.
	Cindy Galiano	2008	Portfolio Manager, Ibbotson, since 2006. Vice President and analyst with Northern Trust Corporation (2000-2006).

SC Dreman Small Cap Value Fund (Jointly managed)	David N. Dreman	2008	Chairman and CIO, Dreman, since 1977.
	Mark Roach	2008	Managing Director, Dreman, since 2006. Portfolio Manager at Vaughn Nelson Investment Management (2002-2006).
	E. Clifton Hoover, Jr.	2008	Managing Director and co-CIO, Dreman, since 2006. Managing Director and Portfolio Manager at NFJ Investment Group (1997-2006).

SC AIM Small Cap Growth Fund (Jointly managed)	Juliet S. Ellis (lead manager)	2008	Senior Portfolio Manager, Invesco Aim, since 2004. Managing Director at JPMorgan Fleming Asset Management (2000-2004).
	Juan R. Hartsfield	2008	Portfolio Manager, Invesco Aim, since 2004. Co-Portfolio Manager at JPMorgan Fleming Asset Management (2000-2004).
	Clay Manley	2008	Portfolio Manager, Invesco Aim, since 2008. Equity Analyst at Invesco Aim (2002-2008).

SC AllianceBernstein International Value Fund (Jointly managed)	Sharon E. Fay	2008	Executive Vice President and CIO of Global Value Equities (since 2003), CIO of UK and European Value Equities (since 2000), and Chair of Global Value Investment Policy Group (since 2003) at AllianceBernstein.
	Kevin F. Simms	2008	Senior Vice President (since 2000), co-CIO of International Value Equities (since 2003), and Director of Research for International Value and Global Value Equities (since 2000) at AllianceBernstein.
	Henry S. D’Auria	2008	Senior Vice President (since 2000), CIO of Emerging Markets Value Equities (since 2002), and co-CIO of International Value Equities (since 2003) at AllianceBernstein.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years

SC PIMCO Total Return Fund (Managed using a team based approach. Mr. Dialynas has primary responsibility for the day to day management of the fund)	William H. Gross	2008	Managing Director, co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.
	Chris P. Dialynas	2008	Managing Director, Portfolio Manager, and a senior member of PIMCO’s investment strategy group. Joined PIMCO in 1980.

SC BlackRock Inflation Protected Bond Fund (Jointly managed)	Stuart Spodek	2008	Managing Director, BlackRock, since 2002. Co-head of US Fixed Income within Fixed Income Portfolio Management Group (since 2007), Portfolio Manager (since 1995), and Analyst (since 1993) at BlackRock Advisors, LLC.
	Brian Weinstein	2008	Managing Director, BlackRock, since 2007. Co-Portfolio Manager, BlackRock, since 2005. Member of Portfolio Management Group at BlackRock Advisors, LLC (since 2002). Member of Portfolio Analytics Group at BlackRock Advisors, LLC (2000-2002).

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Service Class shares of each fund are offered exclusively to insurance company separate accounts.

Buying and Redeeming Service Class Shares.    Each fund sells its Service Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance products. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Insurance company separate accounts that accept orders from contract owners to purchase and redeem Service Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by federal securities laws.

Excessive and Short-term Trading.    The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. Each fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, the funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Service Class shares of each fund are offered at net asset value. The separate account does not pay a sales charge to buy Service Class shares of a fund.

The funds distribute capital gains and income.

Small cap securities and high yield securities (junk bonds) may not trade every day or may not trade frequently through a trading day. To the extent that Dreman Small Cap Value Fund and AIM Small Cap Growth Fund invest primarily in small cap securities, high yield securities, these funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

Automatic Transactions.    Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Valuation of Shares.    Each fund offers its shares at the NAV per Service Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures adopted by the board of trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund. A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Dividends and Distributions.    Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. PIMCO Total Return Fund and BlackRock Inflation Protected Bond Fund declare dividends from net investment income daily and pay dividends monthly. All other funds declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes.    Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

FUND DETAILS

In addition to the above, each fund also intends to comply with certain diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Investments by Variable Product Separate Accounts in Shares of the Funds.    Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not make investments in all the funds described in this prospectus.

The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

FINANCIAL HIGHLIGHTS

Financial highlights are not available for the funds because they had not yet commenced operations as of December 31, 2007.

RELATED COMPOSITE PERFORMANCE

Appendix A

Prior Performance Information for Similar Accounts

Managed by Dreman, Invesco Aim, AllianceBernstein, PIMCO, and BlackRock

DREMAN VALUE MANAGEMENT, L.L.C.

COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 15 accounts managed by Dreman Value Management, L.L.C. (“Dreman”), which serves as the subadviser to SC Dreman Small Cap Value Fund. Dreman’s Institutional Small Cap Value Composite consists of all fee paying accounts under discretionary management by Dreman in Dreman’s Institutional Small Cap Value investment strategy that have investment objectives, policies and strategies substantially similar to those of SC Dreman Small Cap Value Fund. The performance has been adjusted to reflect the anticipated operating costs of SC Dreman Small Cap Value Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Dreman in managing all Institutional Small Cap Value portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC Dreman Small Cap Value Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Dreman Institutional Small Cap Value Composite is not that of SC Dreman Small Cap Value Fund, is not a substitute for SC Dreman Small Cap Value Fund’s performance and is not necessarily indicative of any fund’s future results. SC Dreman Small Cap Value Fund is new and has no historical performance data. SC Dreman Small Cap Value Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC Dreman Small Cap Value Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC Dreman Small Cap Value Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

DREMAN INSTITUTIONAL SMALL CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Returns for the period ended December 31, 2007:

Dreman Institutional Small Cap Value Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception
Composite Net of all Service Class operating expenses	(1.14)%	11.99%	21.89%	12.71%	15.63%
Composite Gross of all operating expenses	0.25%	13.52%	23.51%	14.25%	17.21%
Russell 2000 Value Index	(9.78)%	5.27%	15.80%	9.09%	13.23%
Morningstar Insurance Fund Small Cap Value Category	(5.34)%	5.86%	15.11%	9.35%	12.27%

RELATED COMPOSITE PERFORMANCE

Year by Year Total Returns for the periods ended December 31:

Dreman Institutional Small Cap Value Composite*	1996	1997	1998	1999	2000	2001
Composite Net of all Service Class operating expenses	33.76%	19.74%	(6.39)%	1.66%	38.40%	7.12%
Composite Gross of all operating expenses	35.50%	21.35%	(5.05)%	3.08%	40.18%	8.61%
Russell 2000 Value Index	21.37%	31.78%	(6.45)%	(1.49)%	22.83%	14.02%
Morningstar Insurance Fund Small Cap Value Category	22.34%	25.79%	(4.43)%	7.04%	17.20%	13.79%

Dreman Institutional Small Cap Value Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Service Class operating expenses	(12.84)%	46.77%	30.50%	8.89%	30.47%	(1.14)%
Composite Gross of all operating expenses	(11.57)%	48.64%	32.21%	10.39%	32.19%	0.25%
Russell 2000 Value Index	(11.43)%	46.03%	22.25%	4.71%	23.48%	(9.78)%
Morningstar Insurance Fund Small Cap Value Category	(11.65)%	40.38%	21.35%	6.99%	17.14%	(5.34)%

*	This is not the performance of SC Dreman Small Cap Value Fund. As of December 31, 2007, the Dreman Institutional Small Cap Value Composite was composed of 15 accounts, totaling approximately $513.2 million. The inception date of the composite is June 1, 1991.

Description of Indices

The Russell 2000 Value Index tracks the performance of the small cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small cap opportunity set and that the represented companies continue to reflect value characteristics.

The Morningstar Insurance Fund Small Cap Value Category measures the performance of small-value portfolios which invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

INVESCO AIM ADVISORS, INC.

COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 5 accounts managed by Invesco Aim Advisors, Inc. (“Invesco Aim”), which serves as the subadviser to SC AIM Small Cap Growth Fund. Invesco Aim’s Small Cap Growth Composite consists of all fee paying accounts under discretionary management by Invesco Aim in Invesco Aim’s Small Cap Growth investment strategy that have investment objectives, policies and strategies substantially similar to those of SC AIM Small Cap Growth Fund. The performance has been adjusted to reflect the anticipated operating costs of SC AIM Small Cap Growth Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up

RELATED COMPOSITE PERFORMANCE

the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Invesco Aim in managing all Small Cap Growth portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC AIM Small Cap Growth Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Invesco Aim Small Cap Growth Composite is not that of SC AIM Small Cap Growth Fund, is not a substitute for SC AIM Small Cap Growth Fund’s performance and is not necessarily indicative of any fund’s future results. SC AIM Small Cap Growth Fund is new and has no historical performance data. SC AIM Small Cap Growth Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC AIM Small Cap Growth Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC AIM Small Cap Growth Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

INVESCO AIM SMALL CAP GROWTH COMPOSITE PERFORMANCE

Average Annual Total Returns for the period ended December 31, 2007:

Invesco Aim Small Cap Growth Composite*	1 Year	3 Years	Since Inception
Composite Net of all Service Class operating expenses	10.93%	11.14%	14.51%
Composite Gross of all operating expenses	12.50%	12.71%	16.13%
Russell 2000 Growth Index	7.04%	8.11%	12.21%
Morningstar Small Growth Category Average	7.59%	7.94%	11.90%

Year by Year Total Returns for the periods ended December 31:

Invesco Aim Small Cap Growth Composite*	2004**	2005	2006	2007
Composite Net of all Service Class operating expenses	13.14%	8.44%	14.13%	10.93%
Composite Gross of all operating expenses	13.53%	9.97%	15.74%	12.50%
Russell 2000 Growth Index	15.08%	4.15%	13.35%	7.04%
Morningstar Small Growth Category Average	14.00%	6.29%	10.79%	7.59%

*	This is not the performance of the SC AIM Small Cap Growth Fund. As of December 31, 2007, the Invesco Aim Small Cap Growth Composite was composed of 5 accounts, totaling approximately $3,178 million. The inception date of the composite is September 30, 2004.
**	For the period from September 30, 2004 to December 31, 2004.

Description of Indices

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Company. “Russell” is a trademark of the Frank Russell Company.

RELATED COMPOSITE PERFORMANCE

The Morningstar Small Growth Category Average represents an average of all of the funds in the Morningstar Small Growth category. These funds focus on faster-growing companies whose shares are at the lower end of the market-capitalization range.

ALLIANCEBERNSTEIN L.P.

COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 13 accounts managed by AllianceBernstein L.P. (“AllianceBernstein”), which serves as the subadviser to SC AllianceBernstein International Value Fund. AllianceBernstein’s International Diversified Value Composite consists of all fee paying accounts under discretionary management by AllianceBernstein in AllianceBernstein’s International Diversified Value investment strategy that have investment objectives, policies and strategies substantially similar to those of SC AllianceBernstein International Value Fund. The performance has been adjusted to reflect the anticipated operating costs of SC AllianceBernstein International Value Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of AllianceBernstein in managing all International Diversified Value portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC AllianceBernstein International Value Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the AllianceBernstein International Diversified Value Composite is not that of SC AllianceBernstein International Value Fund, is not a substitute for SC AllianceBernstein International Value Fund’s performance and is not necessarily indicative of any fund’s future results. SC AllianceBernstein International Value Fund is new and has no historical performance data. SC AllianceBernstein International Value Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC AllianceBernstein International Value Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC AllianceBernstein International Value Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

RELATED COMPOSITE PERFORMANCE

ALLIANCEBERNSTEIN INTERNATIONAL DIVERSIFIED VALUE COMPOSITE PERFORMANCE

Average Annual Total Returns for the period ended December 31, 2007:

AllianceBernstein International Diversified Value Composite*	1 Year	3 Years	5 Years	Since Inception
Composite Net of all Service Class operating expenses	6.28%	17.34%	22.76%	11.36%
Composite Gross of all operating expenses	7.28%	18.34%	23.76%	12.36%
MSCI EAFE	11.17%	16.83%	21.59%	7.66%
Lipper VA International Value Funds	9.58%	15.78%	21.16%	8.85%

Year by Year Total Returns for the periods ended December 31:

AllianceBernstein International Diversified Value Composite*	2000**	2001
Composite Net of all Service Class operating expenses	2.72%	(16.33)%
Composite Gross of all operating expenses	2.97%	(15.33)%
MSCI EAFE	(2.68)%	(21.44)%
Lipper VA International Value Funds	1.71%	(17.04)%

AllianceBernstein International Diversified Value Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Service Class operating expenses	(9.04)%	39.23%	23.92%	17.16%	29.74%	6.28%
Composite Gross of all operating expenses	(8.04)%	40.23%	24.92%	18.16%	30.74%	7.28%
MSCI EAFE	(15.94)%	38.59%	20.25%	13.54%	26.34%	11.17%
Lipper VA International Value Funds	(14.92)%	37.75%	20.58%	12.67%	26.60%	9.58%

*	This is not the performance of SC AllianceBernstein International Value Fund. As of December 31, 2007, the AllianceBernstein International Diversified Value Composite was composed of 13 accounts, totaling approximately $6,026.9 million. The inception date of the composite is September 30, 2000.
**	For the period from September 30, 2000 to December 31, 2000.

Description of Indices

The MSCI EAFE (Europe, Australia, Far East) tracks the performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

The Lipper VA International Value Funds category measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the United States. Value funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC

COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 225 accounts managed by Pacific Investment Management Company, LLC (“PIMCO”), which serves as the subadviser to SC PIMCO Total Return Fund. PIMCO’s Core Plus-Total Return Full Authority Composite consists of all fee paying accounts under discretionary management by PIMCO in PIMCO’s Total Return Full Authority investment strategy that have investment objectives, policies and strategies substantially similar to those of SC PIMCO Total Return Fund. The performance has been adjusted to reflect the anticipated operating

RELATED COMPOSITE PERFORMANCE

costs of SC PIMCO Total Return Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of PIMCO in managing all Total Return Full Authority portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC PIMCO Total Return Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the PIMCO Core Plus-Total Return Full Authority Composite is not that of SC PIMCO Total Return Fund, is not a substitute for SC PIMCO Total Return Fund’s performance and is not necessarily indicative of any fund’s future results. SC PIMCO Total Return Fund is new and has no historical performance data. SC PIMCO Total Return Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC PIMCO Total Return Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC PIMCO Total Return Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

PIMCO CORE PLUS-TOTAL RETURN FULL AUTHORITY COMPOSITE PERFORMANCE

Average Annual Total Returns for the period ended December 31, 2007:

PIMCO Core Plus-Total Return Full Authority Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception
Composite Net of all Service Class operating expenses	8.37%	4.79%	4.89%	6.14%	7.51%
Composite Gross of all operating expenses	9.34%	5.72%	5.82%	7.09%	8.48%
Lehman Brothers U.S. Aggregate Index	6.97%	4.56%	4.42%	5.97%	7.15%
Lipper Intermediate Investment Grade Debt Average	4.75%	3.50%	3.90%	5.20%	6.76%

RELATED COMPOSITE PERFORMANCE

Year by Year Total Returns for the periods ended December 31:

PIMCO Core Plus-Total Return Full Authority Composite*	1996	1997	1998	1999	2000	2001
Composite Net of all Service Class operating expenses	4.74%	9.78%	9.11%	(0.95)%	11.37%	8.76%
Composite Gross of all operating expenses	5.68%	10.76%	10.09%	(0.07)%	12.36%	9.73%
Lehman Brothers U.S. Aggregate Index	3.63%	9.65%	8.69%	(0.82)%	11.63%	8.44%
Lipper Intermediate Investment Grade Debt Average	3.38%	9.06%	7.59%	(1.38)%	10.00%	7.74%

PIMCO Core Plus-Total Return Full Authority Composite*	2002	2003	2004	2005	2006	2007
Composite Net of all Service Class operating expenses	9.23%	5.38%	4.71%	2.38%	3.69%	8.37%
Composite Gross of all operating expenses	10.22%	6.30%	5.65%	3.31%	4.60%	9.34%
Lehman Brothers U.S. Aggregate Index	10.26%	4.10%	4.34%	2.43%	4.33%	6.97%
Lipper Intermediate Investment Grade Debt Average	8.36%	4.89%	4.02%	1.84%	4.14%	4.75%

*	This is not the performance of SC PIMCO Total Return Fund. As of December 31, 2007, the PIMCO Core Plus-Total Return Full Authority Composite was composed of 225 accounts, totaling approximately $214,040 million. The inception date of the composite is December 1, 1989.

Description of Indices

The Lehman Brothers U.S Aggregate Index tracks the performance of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

The Lipper Intermediate Investment Grade Debt Average measures the performance of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

BLACKROCK FINANCIAL MANAGEMENT, INC.

COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of 8 accounts managed by BlackRock Financial Management, Inc. (“BlackRock”), which serves as the subadviser to SC BlackRock Inflation Protected Bond Fund. BlackRock’s TIPS Composite consists of all fee paying accounts under discretionary management by BlackRock in BlackRock’s TIPS investment strategy that have investment objectives, policies and strategies substantially similar to those of SC BlackRock Inflation Protected Bond Fund. The performance has been adjusted to reflect the anticipated operating costs of SC BlackRock Inflation Protected Bond Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of BlackRock in managing all TIPS portfolios, with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance

RELATED COMPOSITE PERFORMANCE

of the composite net of all operating expenses, the annual fund operating expenses payable by each of the Initial Class and Service Class of SC BlackRock Inflation Protected Bond Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the BlackRock TIPS Composite is not that of SC BlackRock Inflation Protected Bond Fund, is not a substitute for SC BlackRock Inflation Protected Bond Fund’s performance and is not necessarily indicative of any fund’s future results. SC BlackRock Inflation Protected Bond Fund is new and has no historical performance data. SC BlackRock Inflation Protected Bond Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC BlackRock Inflation Protected Bond Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC BlackRock Inflation Protected Bond Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

BLACKROCK TIPS COMPOSITE PERFORMANCE

Average Annual Total Returns for the period ended December 31, 2007:

BlackRock TIPS Composite*	1 Year	3 Years	5 Years	Since Inception
Composite Net of all Service Class operating expenses	10.86%	4.30%	5.56%	6.16%
Composite Gross of all operating expenses	11.85%	5.24%	6.51%	7.12%
Lehman Brothers Global Real: U.S. Tips Index	11.64%	4.85%	6.27%	6.86%
Lipper Treasury Inflation-Protected Securities Funds Average	9.92%	3.90%	5.39%	5.97%

Year by Year Total Returns for the periods ended December 31:

BlackRock TIPS Composite*	2002**	2003	2004	2005	2006	2007
Composite Net of all Service Class operating expenses	3.39%	7.17%	7.78%	2.32%	0.04%	10.86%
Composite Gross of all operating expenses	3.47%	8.14%	8.75%	3.24%	0.95%	11.85%
Lehman Brothers Global Real: U.S. Tips Index	3.36%	8.40%	8.46%	2.84%	0.41%	11.64%
Lipper Treasury Inflation-Protected Securities Funds Average	3.35%	7.25%	7.64%	1.98%	0.12%	9.92%

*	This is not the performance of the SC BlackRock Inflation Protected Bond Fund. As of December 31, 2007, the BlackRock TIPS Composite was composed of 8 accounts, totaling approximately $2.9 billion. The inception date of the composite is November 30, 2002.

Unlike the SC BlackRock Inflation Protected Bond Fund, the accounts in the BlackRock TIPS Composite do not invest in securities denominated in foreign currencies. Rather it includes all fully discretionary, total return fixed income accounts that invest in the full spectrum of U.S. inflation-linked bonds. These accounts have at least $25 million in assets and are actively managed to seek to

RELATED COMPOSITE PERFORMANCE

exceed the performance of the Lehman Brothers U.S. Treasury: U.S. TIPS (or similar) Index. The composite excludes US TIPS portfolios that: (i) have gains/loss constraints, (ii) are managed to emphasize income, or (iii) are managed against customized or other benchmarks. New accounts and accounts that have changed their investment mandate to that of the composite are included in the composite upon the completion of the first full three months under management. Closed accounts and accounts that changed their investment mandate are included in the composite through the completion of the last full month under management or the last full month under the old strategy.

**	For the period from November 30, 2002 to December 31, 2002.

Description of Indices

The Lehman Brothers Global Real: U.S. Tips Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees.

The Lipper Treasury Inflation-Protected Securities Funds Average represents the average total return of the funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed-income securities issued in the United States.

INFORMATION ABOUT THE UNDERLYING FUNDS

Appendix B

Information About the Underlying Funds in which the Fund of Funds Invest

SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund, and SC Ibbotson Growth Fund

The following is intended to summarize the primary investment strategies of, and to provide you with certain other information about, the funds in which Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund will invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus and statement of additional information, and are not an offer of the underlying funds’ shares. The underlying funds in which Ibbotson Moderate Fund, Ibbotson Balanced Fund, and Ibbotson Growth Fund intend to invest may change from time to time at the discretion of Sun Capital Advisers LLC (“Sun Capital”) and Ibbotson Associates, Inc. without prior notice to, or approval of, shareholders. Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. The prospectus and statement of additional information for each underlying fund are available on the Securities and Exchange Commission’s website.

EQUITY FUNDS

Domestic Equity Funds

SC Davis Venture Value Fund (Investment Goal: Growth of capital)

SC Davis Venture Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Davis Selected Advisers, L.P. that invests primarily in the common stock of U.S. companies with market capitalizations of at least $10 billion.

SC Oppenheimer Large Cap Core Fund (Investment Goal: Long term capital growth)

SC Oppenheimer Large Cap Core Fund is a diversified mutual fund advised by Sun Capital, subadvised by OppenheimerFunds, Inc. (“OppenheimerFunds”) and sub-subadvised by OFI Institutional Asset Management, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of large capitalization companies.

SC Oppenheimer Main Street Small Cap Fund (Investment Goal: Capital appreciation)

SC Oppenheimer Main Street Small Cap Fund is a diversified mutual fund advised by Sun Capital and subadvised by OppenheimerFunds that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies having a small market capitalization.

SC WMC Blue Chip Mid Cap Fund (Investment Goal: Long term capital growth)

SC WMC Blue Chip Mid Cap Fund is a diversified mutual fund advised by Sun Capital and subadvised by Wellington Management Company, LLP (“Wellington Management”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with market capitalizations within the range of the Russell MidCap Index or the S&P MidCap 400 Index.

SC WMC Large Cap Growth Fund (Investment Goal: Long term capital growth)

SC WMC Large Cap Growth Fund is a diversified mutual fund advised by Sun Capital and subadvised by Wellington Management that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large capitalizations (which for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000 Growth Index).

INFORMATION ABOUT THE UNDERLYING FUNDS

SC Lord Abbett Growth & Income Fund (Investment Goal: Long term total growth of capital and income without excessive fluctuations in market value)

SC Lord Abbett Growth & Income Fund is a diversified mutual fund advised by Sun Capital and subadvised by Lord, Abbett & Co. LLC that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index.

SC Goldman Sachs Mid Cap Value Fund (Investment Goal: Long term total return on capital)

SC Goldman Sachs Mid Cap Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Goldman Sachs Asset Management, L.P. (“GSAM”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded in the United States.

SC AIM Small Cap Growth Fund (Investment Goal: Long term growth of capital)

SC AIM Small Cap Growth Fund is a diversified mutual fund advised by Sun Capital and subadvised by Invesco Aim Advisors, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase no larger than the largest capitalized company included in the Russell 2000 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

SC Dreman Small Cap Value Fund (Investment Goal: Long term capital appreciation)

SC Dreman Small Cap Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by Dreman Value Management, L.L.C. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities of small capitalization companies. For purposes of this fund, a small capitalization company is one that has a market capitalization at the time of purchase similar to the market capitalization of companies listed in the Russell 2000 Value Index.

MFS Value Portfolio (Investment Goal: Capital appreciation)

MFS Value Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in equity securities. The fund normally invests its assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the fund may invest in companies of any size, it generally focuses on companies with large capitalizations.

International Equity Funds

SC AllianceBernstein International Value Fund (Investment Goal: Long term growth of capital)

SC AllianceBernstein International Value Fund is a diversified mutual fund advised by Sun Capital and subadvised by AllianceBernstein L.P. that invests primarily in equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

INFORMATION ABOUT THE UNDERLYING FUNDS

MFS International Growth Portfolio (Investment Goal: Capital appreciation)

MFS International Growth Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in foreign equity securities, including emerging market equity securities. The fund normally invests a relatively high percentage of assets in a single country, a small number of countries, or a particular geographic region. The fund focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The fund may be invested in companies of any size.

MFS Emerging Markets Equity Portfolio (Investment Goal: Capital appreciation)

MFS Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The fund may be invested in companies of any size.

Specialty Equity Funds

Sun Capital Global Real Estate Fund (Investment Goal: Long term capital growth with a secondary goal of current income and growth of income)

Sun Capital Global Real Estate Fund is a non-diversified mutual fund advised by Sun Capital that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. and foreign real estate investment trusts (“REITs”) and other U.S. and foreign real estate companies.

PIMCO CommodityRealReturn Strategy Fund (Investment Goal: Maximum real return, consistent with prudent investment management)

PIMCO CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

FIXED INCOME FUNDS

Fixed Income Funds

Sun Capital Investment Grade Bond Fund (Investment Goal: High current income consistent with relative stability of principal)

Sun Capital Investment Grade Bond Fund is a diversified mutual fund advised by Sun Capital that invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds, including those issued by: U.S. and foreign companies, including companies in emerging market countries; the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities; and foreign governments, including those in emerging market countries.

Sun Capital Money Market Fund (Investment Goal: Maximizing current income consistent with maintaining liquidity and preserving capital)

Sun Capital Money Market Fund is a diversified mutual fund advised by Sun Capital that invests exclusively in high quality U.S. dollar-denominated money market securities.

INFORMATION ABOUT THE UNDERLYING FUNDS

SC Goldman Sachs Short Duration Fund (Investment Goal: High level of current income with a secondary goal of capital appreciation)

SC Goldman Sachs Short Duration Fund is a diversified mutual fund advised by Sun Capital and subadvised by GSAM that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of equivalent credit quality).

SC PIMCO High Yield Fund (Investment Goal: Maximum total return, consistent with capital preservation)

SC PIMCO High Yield Fund is a diversified mutual fund advised by Sun Capital and subadvised by Pacific Investment Management Company, LLC (“PIMCO”) that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s Investor Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

SC PIMCO Total Return Fund (Investment Goal: Maximum total return, consistent with capital preservation)

SC PIMCO Total Return Fund is a diversified mutual fund advised by Sun Capital and subadvised by PIMCO that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

SC BlackRock Inflation Protected Bond Fund (Investment Goal: Maximum real return, consistent with preservation of real capital and prudent investment management)

SC BlackRock Inflation Protected Bond Fund is a non-diversified mutual fund advised by Sun Capital and subadvised by BlackRock Financial Management, Inc. that normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds’ investments is available in the Trust’s annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at www.suncapitaladvisers.com.

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser	Administrator, Custodian

Sun Capital Advisers LLC	State Street Bank & Trust Company

Principal Underwriter	Legal Counsel

Clarendon Insurance Agency, Inc.	Wilmer Cutler Pickering Hale and Dorr LLP

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission

Public Reference Section

Washington, D.C. 20549-0102

e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090

Free from the EDGAR Database on the SEC’s

Internet website: http://www.sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879